Intangible and tangible assets - Change in net intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of change in net intangible assets
Net amount as of the beginning of the period	$ 33,178	$ 28,922	$ 14,587
Expenditures	784	1,087	3,745
Disposals	(277)	(118)	(28)
Amortization and impairment	(1,430)	(1,359)	(852)
Currency translation adjustment	305	(95)	(351)
Other	968	4,741	11,821
Net amount as of the end of the period	33,528	33,178	28,922
Exceptional asset impairments	323	251	67
Effect of changes in the consolidation scope	$ 898	$ 3,887	$ 12,044